Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	12.31.2018	12.31.2017
Crude oil	4,150	3,647
Oil products	2,758	2,814
Intermediate products	610	613
Natural gas and LNG (*)	122	67
Biofuels	150	173
Fertilizers	78	25

Total products	7,868	7,339
Materials, supplies and others	1,119	1,150

Total	8,987	8,489

(*)	Liquefied Natural Gas